12. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Rent expense	$ 446,000	$ 413,000
Potential severance	1,130,000
Aggregated annual salaries	935,000
Service fees received	41,000
Innovacyn
Accounts receivable	3,000	220,000
More Pharma
Accounts receivable		609,000
Amortization of transaction fees	63,000	63,000
Transaction costs	1,499,000	1,501,000
Vetericyn and Innovacyn
Revenue earned	1,120,000	$ 3,100,000
Laboratorios Sanfer
Accounts receivable	$ 843,000